Financial Instruments - Financial assets, by class (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial assets [line items]
Carrying amount	€ 154,932	€ 60,493	€ 47,359
Fair value	676
Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Carrying amount	154,256	60,493	47,359
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount	102,144	59,571	47,139
Financial assets measured at amortized cost | Fixed term deposit
Disclosure of financial assets [line items]
Carrying amount	50,000
Financial assets measured at amortized cost | Security deposits
Disclosure of financial assets [line items]
Carrying amount	2,096	910	189
Fair value	2,096	910	189
Financial assets measured at amortized cost | Other financial assets
Disclosure of financial assets [line items]
Carrying amount	16	12	31
Fair value	16	€ 12	€ 31
FVTPL
Disclosure of financial assets [line items]
Carrying amount	676
FVTPL | Promissory notes
Disclosure of financial assets [line items]
Carrying amount	676
Fair value	€ 676